UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number       811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
845 Third Avenue, Sixth Floor
New York, NY 10022

(Address of principal executive offices) (Zip code)
Dail St. Claire
Managing Director
Williams Capital Management, LLC
845 Third Avenue, Sixth Floor
New York, NY 10022

(Name and address of agent for service)
Registrant’s telephone number, including area code:       1-212-373-4240
Date of fiscal year end:       October 31, 2007
Date of reporting period:       April 30, 2007
Item 1. Reports to Stockholders.

Williams Capital
Liquid Assets Fund

A series of the Williams Capital Management Trust

April 30, 2007

Semi-Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

Table of Contents

President’s Letter	1
Sector/Industry Allocation	2
Disclosure of Fund Expenses	3
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Quarterly Portfolio Schedule	21
Trustees and Officers	22

A description of the policies and procedures that the Williams Capital Liquid Assets Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Williams Capital Management, LLC, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the Fund involves investment risk, including possible loss of principal.

Williams Capital Liquid Assets Fund
President’s Letter

Dear Shareholder,

We greatly appreciate your investment in the Williams Capital Liquid Assets Fund (the “Fund”). The Fund’s Semi-Annual Report for November 1, 2006, through April 30, 2007, is contained in the following pages.

During the six-month period, inflation remained above the Fed’s target of 2% core CPI growth. Energy and food prices, which are typically excluded from core CPI, continued their second year of strong increases. The market viewed inflation as contained, and the Fed believed that inflation pressures would moderate over time. In Fed Chairman Bernanke’s appearance before the Joint Economic Committee on March 28th, he steered away from the prospects of imminent Fed easing when he said, “we have not shifted away from an inflation bias.” Bernanke also stated, “Our policy is still oriented towards control of inflation, which we consider to be the greater risk.” At this time, we were concerned of a spillover of higher food and energy prices into core CPI. We focused on the one- to three-month sector of the yield curve during the six-month period due to our market view, as well as the inverted nature of the 3-month to 1-year yield curve. As a result, the Fund was primarily invested in commercial paper, about 70% during the period.

At the beginning of the period, November, 2006, we believed that the Fed was on hold until mid-2007, baring any major surprises in economic data. During this time, economic data exhibited signs of strength and weakness. Towards the end of the period, mid-March through April 2007, the economy was impacted by the growing number of defaults in the sub-prime mortgage lending market, home prices posting their largest declines in 14 years, and geopolitical tensions in the Middle East. Also, at the March 21st FOMC meeting, the accompanying statement dropped the wording, “any additional firming that may be needed.” This caused the market to shift its view that the Fed would cease to tighten and that the next move will be a rate cut. We concur and continue to believe the Fed will remain on hold, possibly for the rest of the year. We also believe the Fed requires evidence of sustained broad based economic weakness before making a move to ease rates.

We look forward to growing with you throughout the year and continuing to provide you with competitive yields and service. Thank you for your investment in the Williams Capital Liquid Assets Fund. Please call us with any questions on our toll-free number, 866-WCM-FUND.

Regards,

Dail St. Claire
President & Co-Portfolio Manager

Williams Capital Liquid Assets Fund
Sector/Industry Allocation
April 30, 2007 (Unaudited)

The following table represents the sector/industry allocation of the Fund as of April 30, 2007. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets
Asset Backed Commercial Paper	30.3%
Corporate Bonds & Notes	24.8%
Other Commercial Paper	15.1%
Master Notes & Promissory Notes	11.2%
Yankee Certificates of Deposit	5.8%
Municipal Securities	5.6%
Other Short-Term Investments	2.7%
Repurchase Agreement	2.5%
U.S. Government Agency Obligations	1.7%
Asset Backed Security	0.2%

Total	99.9%

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
April 30, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
April 30, 2007 (Continued) (Unaudited)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/06	4/30/07	11/1/06 - 4/30/07	11/1/06 - 4/30/07

Actual	$1,000.00	$1,026.00	$0.95	0.19%
Hypothetical	$1,000.00	$1,023.85	$0.95	0.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2007 (Unaudited)

		Rating
Principal		Unaudited
Amount		Moody’s/S&P	Value

ASSET BACKED COMMERCIAL PAPER (30.3%):
10,000,000	Atomium Funding, 5.32%, 5/03/07††,†††	P-1/A-1	$9,997,083
10,000,000	Atomium Funding, 5.32%, 5/09/07††,†††	P-1/A-1	9,988,333
10,000,000	Atomium Funding, 5.30%, 6/28/07††,†††	P-1/A-1	9,915,578
8,000,000	Cedar Springs, 5.32%, 5/11/07††,†††	P-1/A-1	7,988,333
4,300,000	Cedar Springs, 5.30%, 5/04/07††,†††	P-1/A-1	4,298,101
5,000,000	Cedar Springs, 5.31%, 6/11/07††,†††	P-1/A-1	4,970,161
8,466,000	Cedar Springs, 5.30%, 6/22/07††,†††	P-1/A-1	8,401,800
5,000,000	Cedar Springs, 5.30%, 7/18/07††,†††	P-1/A-1	4,943,233
28,507,000	Davenport, 5.31%, 5/14/07††,†††	P-1/A-1+	28,452,544
15,000,000	Fox Trot Ltd., 5.31%, 5/21/07††,†††	P-1/A-1+	14,955,917
20,269,000	Fox Trot Ltd., 5.29%, 6/11/07††,†††	P-1/A-1+	20,147,577
12,044,000	Keel Capital, Inc., 5.31%, 5/18/07††,†††	P-1/A-1+	12,013,913
5,169,000	Klio Funding Corp., 5.32%, 7/24/07††,†††	P-1/A-1+	5,105,680
10,000,000	McKinley Funding Ltd., 5.31%, 5/16/07††,†††	P-1/A-1+	9,978,125
8,000,000	McKinley Funding Ltd., 5.32%, 5/03/07††,†††	P-1/A-1+	7,997,667
5,050,000	Nieuw Amsterdam, 5.30%, 5/04/07††,†††	P-1/A-1+	5,047,778
4,389,000	North Sea Funding, 5.30%, 5/15/07††,†††	P-1/A-1+	4,380,005
6,000,000	North Sea Funding, 5.30%, 5/09/07††,†††	P-1/A-1+	5,992,960
10,000,000	Panterra Funding, LLC, 5.31%, 5/08/07††,†††	P-1/NR	9,989,772
10,000,000	Panterra Funding, LLC, 5.32%, 5/08/07††,†††	P-1/NR	9,989,733
10,000,000	Sheffield Receivables Corp., 5.29%, 5/07/07††,†††	P-1/A-1+	9,991,217
12,000,000	Sydney Capital, Inc., 5.31%, 5/14/07††,†††	P-1/A-1+	11,977,293
5,000,000	Sydney Capital, Inc., 5.30%, 5/22/07††,†††	P-1/A-1+	4,984,629
15,000,000	Tempo Finance, 5.30%, 5/11/07††,†††	P-1/A-1+	14,978,000
8,593,000	White Pine, 5.31%, 5/22/07††,†††	P-1/A-1+	8,566,584
8,705,000	White Pine, 5.28%, 5/08/07††,†††	P-1/A-1+	8,696,063

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $253,748,079)			253,748,079

ASSET BACKED SECURITY (0.2%):
1,779,772	Ford Credit Auto Owner Trust, Series 2006-C, Class A1, 5.357%,12/15/07††	P-1/A-1+	1,779,772

TOTAL ASSET BACKED SECURITY (Cost $1,779,772)			1,779,772

CORPORATE BONDS & NOTES (24.8%):
	Computers:
400,000	International Business Machines Corp., 5.33%, 6/06/08†	A1/A+	400,138

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2007 (Continued) (Unaudited)

		Rating
Principal		Unaudited
Amount		Moody’s/S&P	Value

	Diversified Financial Services (9.6%):
10,500,000	American Express Credit Corp., 5.42%, 5/08/07†	Aa3/A+	$10,504,272
5,400,000	General Electric Capital Corp., 5.445%, 5/17/07†	Aaa/AAA	5,400,394
4,600,000	General Electric Capital Corp., 5.445%, 5/09/07†	Aaa/AAA	4,600,186
2,750,000	Lehman Brothers Holdings, Inc., 5.385%, 7/19/07†	A1/A+	2,750,556
5,000,000	Lehman Brothers Holdings, Inc., 5.38%, 12/21/07†	A1/A+	5,000,000
8,500,000	Merrill Lynch & Co., Inc., 5.57%, 5/11/07†	Aa3/AA-	8,500,633
5,000,000	Merrill Lynch & Co., Inc., 5.33%, 2/15/08†	Aa3/AA-	5,001,163
5,000,000	Merrill Lynch & Co., Inc., 5.36%, 5/29/07†	Aa3/AA-	4,999,952
5,000,000	Merrill Lynch & Co., Inc., 5.285%, 5/14/07†	Aa3/AA-	5,000,000
5,850,000	Merrill Lynch & Co., Inc., 5.485%, 10/19/07†	Aa3/AA-	5,854,302
12,150,000	Morgan Stanley, 5.36%, 5/03/07†	Aa3/A+	12,151,139
4,000,000	Morgan Stanley, 5.48%, 7/27/07†	Aa3/A+	4,001,186
4,000,000	Morgan Stanley, 5.42%, 5/15/08†	Aa3/A+	4,000,000
3,000,000	Morgan Stanley, 5.41%, 1/25/08†	Aa3/A+	3,000,000

			80,763,783

	Electrical Services (0.6%):
5,000,000	FirstEnergy Corp., 7.13%, 7/01/07	Aa2/AA+	5,013,678

	Finance – Other Services (3.8%):
5,000,000	CIT Group, Inc., 5.43%, 2/21/08†	A2/A	5,001,557
8,000,000	CIT Group, Inc., 5.58%, 5/18/07†	A2/A	8,000,802
7,980,000	CIT Group, Inc., 5.58%, 9/20/07†	A2/A	7,987,556
5,000,000	Nationwide Building Society, 5.37%, 7/06/07†,††	Aa3/A+	5,000,000
5,500,000	Nationwide Building Society, 5.43%, 10/26/07†,††	Aa3/A+	5,501,289

			31,491,204

	Insurance (2.7%):
3,000,000	AIG SunAmerica Global Financing XII, 5.30%, 5/30/07††	Aa2/AA+	2,999,206
5,000,000	Allstate Life Global Funding Trusts, 5.42%, 5/25/07†	Aa2/AA	5,000,275
10,000,000	ASIF Global Financing XXX, 5.34%, 9/21/07†,††	Aa2/AA+	10,001,100
5,000,000	Metropolitan Life Global Funding I, 5.31%, 2/22/08†,††	Aa2/AA	5,000,000

			23,000,581

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2007 (Continued) (Unaudited)

		Rating
Principal		Unaudited
Amount		Moody’s/S&P	Value

	Non-U.S. Banking & Financial Services (3.4%):
5,000,000	Alliance & Leicester PLC, 5.33%, 2/08/08†,††	Aa3/A+	$5,000,000
3,400,000	Bayerische Landesbank, 6.625%, 6/25/07	Aaa/AAA	3,404,431
5,000,000	Svenska Handelsbanken, 5.29%, 11/21/07†,††	Aa1/AA-	5,000,000
5,000,000	Svenska Handelsbanken AB, 5.29%, 4/04/08†	Aa1/AA-	5,000,000
5,000,000	UBS AG, 5.40%, 11/28/07	Aa2/AA+	5,000,000
5,000,000	Westpac Banking Corp., 5.30%, 2/06/08†,††	Aa3/AA-	5,000,000

			28,404,431

	Structured Investment Vehicles (3.0%):
5,000,000	Cullinan Finance Corp., 5.28%, 7/25/07†,††	Aaa/AAA	4,999,888
10,000,000	Cullinan Finance Corp., 5.30%, 12/11/07†,††	Aaa/AAA	9,999,398
10,000,000	Sigma Finance, Inc., 5.318%, 11/21/07†,††	Aaa/AAA	9,999,860

			24,999,146

	U.S. Banking & Financial Services (1.7%):
1,998,000	JPMorgan Chase & Co., 7.25%, 6/01/07	Aa3/AA+	2,000,432
5,000,000	US Bank NA, 5.28%, 3/31/08†	Aa1/AA+	4,999,763
2,500,000	Wells Fargo & Co., 5.31%, 7/03/07†	Aa1/AA-	2,500,000
4,000,000	Wells Fargo & Co., 5.38%, 7/02/07†	Aa1/AA-	4,000,706
500,000	Wells Fargo & Co., 5.423%, 6/28/07†	Aa1/AA-	500,085

			14,000,986

TOTAL CORPORATE BONDS & NOTES (Cost $208,073,947)			208,073,947

MASTER NOTES & PROMISSORY NOTES (11.2%):
29,000,000	Banc of America Securities LLC, 5.373%, 8/05/16†	P-1/A-1	29,000,000
25,000,000	Bear, Stearns & Co., Inc., 5.412%, 12/31/50†	P-1/A-1	25,000,000
10,000,000	Bear, Stearns & Co., Inc., 5.412%, 12/31/50†	P-1/A-1	10,000,000
10,000,000	Goldman Sachs Group, Inc. (The), 5.393%, 9/05/07†,††,*	P-1/A-1+	10,000,000
20,000,000	Goldman Sachs Group, Inc. (The), 5.393%, 12/21/07†,*	P-1/A-1+	20,000,000

TOTAL MASTER NOTES & PROMISSORY NOTES (Cost $94,000,000)			94,000,000

MUNICIPAL SECURITIES (5.6%):
	Taxable Municipal Bonds and Notes (3.2%):
5,930,000	Connecticut Housing Finance Authority, (AMBAC Insured), 5.30%, 11/15/16†	VMIG1/A-1+	5,930,000
5,000,000	North Texas Higher Education Authority, Series D, (AMBAC Insured), SPA, 5.32%, 12/01/46†	VMIG1/A-1+	5,000,000
205,000	Philadelphia Authority for Industrial Development, Special Facilities Revenue, Series B, (AMBAC Insured), SPA, 5.32%, 7/01/10†	VMIG1/A-1+	205,000

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2007 (Continued) (Unaudited)

		Rating
Principal		Unaudited
Amount		Moody’s/S&P	Value

1,150,000	San Bernardino County Financing Authority, (MBIA Insured), 6.81%, 8/01/07	Aaa/AAA	$1,153,144
1,300,000	State of Texas, GO, SPA, 5.30%, 6/01/21†	VMIG1/A-1+	1,300,000
2,275,000	State of Texas, 5.30%, 12/01/26†	VMIG1/A-1+	2,275,000
2,000,000	State of Texas, Series A-2, GO, 5.30%, 12/01/29†	VMIG1/A-1+	2,000,000
3,700,000	State of Texas, Series A-2, GO, SPA, 5.30%, 12/01/33†	VMIG1/A-1+	3,700,000
2,810,000	State of Texas, Series B, GO, SPA, 5.30%, 12/01/09†	VMIG1/A-1+	2,810,000
2,400,000	State of Texas, Series B, GO, SPA, 5.30%, 12/01/26†	VMIG1/A-1+	2,400,000

			26,773,144

	Taxable Municipal Commercial Paper (2.4%):
7,485,000	De Kalb County Georgia Development Authority, 5.37%, 5/03/07†	P-1/A-1+	7,485,000
3,000,000	Catholic Health Initiatives, 5.37%, 6/05/07†	P-1/A-1+	3,000,000
10,072,000	City of Austin, Texas, 5.31%, 5/08/07†††	P-1/A-1+	10,061,659

			20,546,659

TOTAL MUNICIPAL SECURITIES (Cost $47,319,803)			47,319,803

OTHER COMMERCIAL PAPER (15.1%):
	Diversified Financial Services (1.4%):
7,000,000	Morgan Stanley Dean Witter, 5.38%, 11/15/07†	P-1/A-1	7,000,000
5,000,000	Morgan Stanley Dean Witter, 5.37%, 6/26/07†	P-1/A-1	5,000,000

			12,000,000

	Financial — Other Services (1.2%):
10,000,000	CIT Group, Inc., 5.33%, 8/09/07†	P-1/A-1	9,855,556

	Non-U.S. Banking (12.5%):
10,000,000	Barclays US Funding, LLC, 5.29%, 6/11/07††,†††	P-1/A-1+	9,940,550
9,619,000	Canadian Imperial Bank of Commerce, 5.35%, 9/04/07††,†††	P-1/A-1	9,443,968
7,000,000	Depfa Bank, 5.29%, 6/22/07††,†††	P-1/A-1+	6,947,169
10,000,000	ING US Funding, LLC, 5.29%, 7/31/07††,†††	P-1/A-1+	9,868,050
18,000,000	San Paolo Bank, 5.29%, 5/01/07††,†††	P-1/A-1+	18,000,000
8,446,000	UBS Finance, Inc., 5.30%, 6/05/07††,†††	P-1/A-1+	8,403,137
11,080,000	UBS Finance, Inc., 5.38%, 9/28/07††,†††	P-1/A-1+	10,839,472

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2007 (Continued) (Unaudited)

		Rating
Principal		Unaudited
Amount		Moody’s/S&P	Value

11,706,000	Westpac Banking Corp., 5.28%, 5/02/07††,†††	P-1/A-1+	11,704,283
10,000,000	Westpac Banking Corp., 5.34%, 8/08/07††,†††	P-1/A-1+	$9,856,863
10,000,000	Westpac Banking Corp., 5.31%, 8/08/07††,†††	P-1/A-1+	9,857,413

			104,860,905

TOTAL OTHER COMMERCIAL PAPER (Cost $126,716,461)			126,716,461

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.7%):
	Federal Home Loan Bank (1.7%):
4,000,000	5.375%, 2/12/08	Aaa/AAA	4,000,000
10,000,000	5.40%, 2/25/08	Aaa/AAA	10,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,000,000)			14,000,000

YANKEE CERTIFICATES OF DEPOSIT (5.8%):
5,000,000	Barclays Bank PLC, 5.305%, 5/07/07	P-1/A-1+	5,000,000
5,000,000	Barclays Bank PLC, 5.38%, 5/09/08	P-1/A-1+	5,000,000
5,000,000	Canadian Imperial Bank of Commerce, 5.41%, 6/15/07†	P-1/A-1	5,000,453
5,385,000	Deutsche Bank, 5.30%, 3/07/08	P-1/A-1+	5,382,654
8,000,000	Deutsche Bank, 5.31%, 10/11/07	P-1/A-1+	8,000,000
5,000,000	Deutsche Bank, 5.39%, 2/21/08†	P-1/A-1+	5,000,000
5,000,000	Deutsche Bank, 5.43%, 1/28/08	P-1/A-1+	5,000,000
10,000,000	Deutsche Bank, 5.35%, 8/06/07	P-1/A-1+	10,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $48,383,107)			48,383,107

REPURCHASE AGREEMENT (2.5%):
20,587,000	Bank of America Tri-Party Repurchase Agreement, 5.21%, dated 4/30/07, due 5/01/07 in the amount of $20,589,979, collateralized by U.S. Government Agency Securities (Federal Home Loan Bank 3.375% 10/05/07, Federal Home Loan Bank 4.25% 5/08/07) with a value including accrued interest of $21,001,578		20,587,000

TOTAL REPURCHASE AGREEMENT (Cost $20,587,000)			20,587,000

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2007 (Continued) (Unaudited)

Principal
Amount			Value

OTHER SHORT-TERM INVESTMENTS (2.7%):
368	Bank of New York Cash Sweep		$368
14,925,000	Morgan Stanley Institutional Prime Liquidity Fund		14,925,000
7,630,000	Reserve Primary Fund		7,630,000

TOTAL OTHER SHORT-TERM INVESTMENTS (Cost $22,555,368)			22,555,368

TOTAL INVESTMENTS (Cost $837,163,537)(a)		99.9%	837,163,537
Other assets in excess of liabilities		0.1%	601,638

NET ASSETS		100.0%	$837,765,175

Percentages indicated are based on net assets of $837,765,175.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Variable rate security. The rate presented is the rate in effect at April 30, 2007.
††	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, normally, to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed these securities to be liquid.
†††	The rate presented is the effective yield at purchase.

*	Illiquid security.

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Investments, at amortized cost	$837,163,537
Cash	125,658
Interest and dividends receivable	2,722,908
Prepaid expenses and other assets	14,642

Total Assets	840,026,745

LIABILITIES:
Dividends payable	2,055,658
Accrued expenses and other payables:
Investment advisory fees	81,529
Custody fees	19,505
Fund accounting and administration fees	21,622
Transfer agency fees	6,602
Trustees’ fees and expenses	14,323
Other fees	62,331

Total Liabilities	2,261,570

NET ASSETS	$837,765,175

NET ASSETS consist of:
Paid-in Capital	$837,794,432
Accumulated net investment income	20,077
Accumulated net realized losses on investment transactions	(49,334)

Net Assets:	$837,765,175

Net asset value, offering price and redemption price per share
($837,765,175/837,794,433 shares outstanding; unlimited shares authorized no par value.)	$1.00

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$21,965,105
Dividends	497,245

Total Investment Income	22,462,350

EXPENSES:
Investment advisory fees	500,952
Fund accounting and administration fees	114,473
Custody fees	54,862
Professional fees	48,613
Insurance	39,446
Trustees’ fees and expenses	20,323
Transfer agency fees	13,995
Registration fees	1,321
Other fees	48,093

Total Expenses Before Fee Reductions	842,078
Expenses voluntarily reduced by Investment Adviser	(33,382)

Net Expenses	808,696

NET INVESTMENT INCOME	21,653,654

NET REALIZED LOSS ON INVESTMENTS:
Realized loss on investments	(1,577)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,652,077

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2007	2006
	(Unaudited)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$21,653,654	$31,400,565
Net realized loss on investments	(1,577)	(29,098)

Net increase in net assets resulting from operations	21,652,077	31,371,467

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(21,647,772)	(31,395,608)

Change in net assets from dividends to shareholders	(21,647,772)	(31,395,608)

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	525,819,651	1,008,618,569
Net proceeds from dividends reinvested	9,141,023	16,016,481
Cost of shares reacquired	(578,772,158)	(674,570,638)

Net increase (decrease) in net assets from Fund share transactions	(43,811,484)	350,064,412

Net increase (decrease) in net assets	(43,807,179)	350,040,271

NET ASSETS:
Beginning of period	881,572,354	531,532,083

End of period	$837,765,175	$881,572,354

Accumulated net investment income	$20,077	$14,195

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Financial Highlights
For a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended		Year Ended		Year Ended
	April 30,		October 31,	October 31,		October 31,		October 31,
	2007		2006	2005		2004		2003(a)
	(Unaudited)

Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.026		0.047	0.027		0.011		0.008
Net realized gain on investments	—		—	0.000	(b)	0.000	(b)	0.000	(b)

Total from Investment Activities	0.026		0.047	0.027		0.011		0.008

DISTRIBUTIONS:
From net investment income	(0.026)		(0.047)	(0.027)		(0.011)		(0.008)
From net realized gains on investments	—		—	—		(0.000)	(b)	(0.000)	(b)

Total dividends	(0.026)		(0.047)	(0.027)		(0.011)		(0.008)

Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000

Total Return	2.60%	(c)	4.76%	2.73%		1.09%		0.81%	(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$837,765		$881,572	$531,532		$411,535		$175,960
Ratio of expenses to average net assets	0.19%	(d)	0.20%	0.20%		0.20%		0.20%	(d)
Ratio of net investment income to average net assets	5.19%	(d)	4.71%	2.75%		1.14%		1.01%	(d)
Ratio of expenses to average net assets*	0.20%	(d)	0.22%	0.24%		0.31%		0.46%	(d)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period January 15, 2003 (commencement of operations) through October 31, 2003.
(b)	Amount represents less than $0.001 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2007 (Unaudited)

1. Organization
The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Liquid Assets Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Security Valuation:
Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Security Transactions and Investment Income:
Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2007 (Continued) (Unaudited)

Dividends and Distribution to Shareholders:
Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:
The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Restricted and Illiquid Securities:
The Fund will not invest more than 10% of its net assets in illiquid securities. The Fund may invest in commercial paper issued in reliance on the so-called private placement exemption afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”), as amended (“Section 4(2)paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors that agree that they are purchasing the paper for investment and not for distribution. Section 4(2) paper and other such restricted securities (such as securities also exempt from registration under Rule 144A of the 1933 Act) will not be subject to the Fund’s percentage limitations on illiquid securities when Williams Capital Management, LLC (the “Adviser”) determines that a liquid trading market exists, pursuant to guidelines approved by the Board of Trustees.

Indemnification:
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2007 (Continued) (Unaudited)

Interpretation of FASB Statement No. 109” (“FIN 48”), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

3. Investment Adviser and Other Related Party Transactions
The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended April 30, 2007, the Adviser waived fees of $33,382.

Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an ”interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

Beginning January 29, 2007, The Bank of New York (“BNY”) serves as Administrator and Fund Accountant to the Fund. For these services BNY receives fees computed at an annual rate of the average daily net assets, subject to a minimum annual fee. UMB Investment Services Group serves as Transfer Agent to the Fund. Prior to January 29, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., served as Administrator, Fund Accountant, and Transfer Agent to the Fund.

Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2007 (Continued) (Unaudited)

ALPS Distributors, Inc., serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

4. Ratings Services
Moody’s Investor Services’ money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.

Standard & Poor’s (“S&P”) money market fund is a safety rating, expressing S&P’s opinion of the ability of a fund to maintain principal value and to limit exposure to loss. S&P’s AAAm rating is the highest assigned to money market mutual funds. The rating is based on S&P’s analysis of a fund’s credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The ”m” denotes a money market fund and distinguishes the money market fund rating from S&P’s traditional debt rating.

5.	Annual Consideration for the Continuation of the Investment Advisory Agreement
The Board of Trustees of the Trust, at a meeting held on December 19, 2006, formally considered the continuance of the investment advisory agreement between the Trust and the Adviser with respect to the Fund (the “Advisory Agreement”).

The Board of Trustees (the “Board” or “Trustees”) requested and received from the Adviser information it believed reasonably necessary to reach its conclusion. Among other things, the Adviser provided the Board with data from iMoneyNet. This data provided advisory fee and expense ratio comparisons with comparable funds. The Board carefully evaluated this information and was advised by legal counsel to the Trust with respect to its deliberations. The Board was provided with a memorandum prepared by legal counsel to the Trust detailing the legal standards for review of the Advisory Agreement. The Board received a presentation by the Adviser and the Trustees who are not “interested persons”, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), deliberated outside the presence of management and the Adviser.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2007 (Continued) (Unaudited)

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreement should be continued, and no factor alone was considered determinative. The Trustees, including a majority of the Independent Trustees, determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable, and that the continuance of the Advisory Agreement was in the best interests of the Fund and the Fund’s shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser
The Board reviewed the nature, extent and quality of services provided to the Fund by the Adviser. The Board took into account information furnished throughout the year at Board meetings as well as materials furnished specifically in connection with the annual review process. The Board considered the background and experience of the Adviser’s senior management and the expertise of the investment personnel responsible for the day-to-day management of the Fund.

Based on their review, the Board concluded that the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund, and that the nature and extent of services provided to the Fund by the Adviser were typical of those provided to money market funds and that the quality of the services was satisfactory.

Investment Performance
The Board considered performance results of the Fund in absolute terms and relative to the Fund’s peer group. In conducting their review of performance, both long-term and short-term performance were considered. During the discussion of the iMoneyNet data, the Trustees noted that the performance of the Fund exceeded the average of comparable funds. The Fund’s performance for most of 2006 ranked in the top of the second quartile in the iMoneyNet-AAA Rated Institutional Prime Funds universe.

Based on their review and consideration, the Board concluded that the investment performance of the Fund was satisfactory.

Cost of Services and Profits Realized by the Adviser
The Board considered comparable peer group information with respect to the advisory fees charged by the Adviser to the Fund, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Board noted that the Fund’s investment advisory fee was below the average based upon the information contained in the iMoneyNet data. The Board also noted that the operating

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2007 (Continued) (Unaudited)

expense ratio, after fee waivers and reimbursements, was below both the average and the median for comparable funds with a comparable asset level. Additionally, the Board reviewed the Fund’s fees against fees charged to other institutional accounts by the Adviser. The Board concluded that the advisory fee was reasonable in relation to the services provided.

In reviewing the Adviser’s profitability with respect to the Fund, the Trustees noted that the Adviser currently was losing money from operating the Fund, but the amount of the loss was projected to decrease as Fund assets increased. The Adviser agreed to continue to cap the Fund’s operating expenses for the coming year. The Board concluded that the profitability of the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Economies of Scale
The Board also considered whether the fee level reflected economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. The Board took into account the Fund’s asset levels, the expense limitations currently in effect, and the extent to which economies of scale would be realized as asset levels grow. The Board concluded that no changes were currently necessary in the fee level, and that the contractual expense limitations currently provided the benefits of economies of scale to shareholders.

Williams Capital Liquid Assets Fund
Quarterly Portfolio Schedule
(Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Williams Capital Liquid Assets Fund
Trustees and Officers
April 30, 2007 (Unaudited)

				Number
		Term of		of Funds
		Office and		in Fund
	Position(s)	Length of	Principal Occupation	Complex
Name, Address,	Held with	Time	During Past	Overseen	Other Directorships
and Age	Fund	Served	Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES:

Brian J. Heidtke (66) 585 Sparrowbush Road Wyckoff, New Jersey 07481	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None

Desmond G. FitzGerald (63) 25 Carrington Drive Greenwich, CT 06831	Trustee	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Advisory Director, Bank of New York; Director, Hilliard Farber & Co., Inc.; and Director, Holland Series Fund, Inc.

John E. Hull (59) Andrew W. Mellon Foundation 140 East 52nd Street New York, NY 10021	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

INTERESTED TRUSTEES:

Christopher J. Williams (49) Williams Capital Management, LLC 845 Third Avenue 6th Floor New York, New York 10022	Trustee, Chairman of the Board of Trustees, and Chairman and Treasurer of the Fund	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

Dail St. Claire (46) Williams Capital Management, LLC 845 Third Avenue 6th Floor New York, New York 10022	Trustee, President and Secretary of the Fund	Term: Indefinite Elected: December 2002	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None

OFFICERS

Shayna J. Malnak (44) Williams Capital Management, LLC 845 Third Avenue 6th Floor New York, New York 10022	Chief Compliance Officer	Term: Indefinite Elected: March 2004	Employee of Williams Capital Management, LLC (2002 to present)	1	None

Lisa R. Grosswirth (43) The Bank of New York 101 Barclay Street 13th Floor East New York, New York 10286	Assistant Secretary	Term: Indefinite Elected: March 2007	Assistant Vice President of The Bank of New York (2004 to present); Supervisory Paralegal of The Dreyfus Corporation (1998 to 2004); and Senior Paralegal of SunAmerica Asset Management (1997 to 1998).	1	None

(This Page Intentionally Left Blank)

INVESTMENT ADVISER
Williams Capital Management, LLC
845 Third Avenue, 6th floor
New York, NY 10022

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

TRANSFER AGENT
UMB Investment Services Group
803 W Michigan Street
Milwaukee, WI 53233

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin Brown & Wood LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St., Suite 2400
Philadelphia, PA 19103

06/07

Item 2. Code of Ethics.
Not required, as this is not an annual filing.
Item 3. Audit Committee Financial Expert.
Not required, as this is not an annual filing.
Item 4. Principal Accountant Fees and Services.
Not required, as this is not an annual filing.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits
(a) (1) Code of Ethics — Not required, as this is not an annual filing.
     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act — Attached hereto as Exhibit EX-99.CERT.
     (3) Any written solicitation to purchase securities under Rule 23c-1. — Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act — Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Williams Capital Management Trust

By:	/s/ Dail St. Claire

Dail St. Claire, President

Date: June 22, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: Williams Capital Management Trust

By:	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer

Date: June 22, 2007

By:	/s/ Dail St. Claire

Dail St. Claire, President

Date: June 22, 2007